Document and Entity Information	Nov. 04, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	DIANTHUS THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38541
Entity Tax Identification Number	81-0724163
Entity Address, Address Line One	7 Times Square
Entity Address, Address Line Two	43rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	929
Local Phone Number	999-4055
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	DNTH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001690585
Amendment Flag	false